RELATED PARTIES	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is Brookfield Property Partners Limited. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million plus annual inflation adjustments. The amount of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments.

The base management fee for the three and six months ended June 30, 2019 was $23 million (2018 - $24 million) and $47 million (2018 - $48 million), respectively. The equity enhancement distribution for the three and six months ended June 30, 2019 was $3 million (2018 - nil) and $14 million (2018 - nil), respectively.

In connection with the issuance of Preferred Equity Units to to the Class A Preferred Unitholders in the fourth quarter of 2014, Brookfield Asset Management contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Balances outstanding with related parties:
Participating loan interests(1)	$317	$268
Net (payables)/receivables within equity accounted investments	(88)	(26)
Loans and notes receivable(2)	139	54
Receivables and other assets	17	50
Deposit and promissory note from Brookfield Asset Management	(1,320)	(733)
Promissory note from a fund managed by Brookfield Asset Management	(338)	—
Property-specific debt obligations	(218)	(231)
Loans and notes payable and other liabilities	(200)	(50)
Capital securities held by Brookfield Asset Management(3)	—	(420)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)	In the second quarter of 2019, the partnership reclassified its participating loan interest to assets held for sale.

(2)
At June 30, 2019, includes $59 million (December 31, 2018 - $54 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(3)	During the six months ended June 30, 2019, $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred shares, held by Brookfield Asset Management, were redeemed.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Transactions with related parties:
Commercial property revenue(1)	$7	$5	$13	$10
Management fee income	8	1	16	3
Participating loan interests (including fair value gains, net)	39	14	48	32
Interest expense on debt obligations	13	12	29	20
Interest on capital securities held by Brookfield Asset Management	1	19	8	38
General and administrative expense(2)	37	46	87	96
Construction costs(3)	60	136	262	225

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.

In the second quarter of 2019, the partnership received $338 million under the terms of a promissory note from a fund managed by Brookfield Asset Management.